GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Goodwill [Line Items]
Balance Beginning	$ 482,378	$ 315,399
Measurement period adjustments	(130)	242
Balance Ending	752,756	482,378
Cloud Logistics
Goodwill [Line Items]
Acquisition during the period		16,648
INTTRA Inc
Goodwill [Line Items]
Acquisition during the period		$ 150,089
Amber Road Inc
Goodwill [Line Items]
Acquisition during the period	263,317
Averetek, LLC
Goodwill [Line Items]
Acquisition during the period	$ 7,191